Stockholders' Equity (Detail) - Assumptions Used in Calculating the Fair Value of Warrants	1 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%	0.00%
Expected Volatility	38.28%	46.58%	44.84%
Risk free Interest rates	1.14%	0.25%	0.61%
Expected lives (years)	2 years	54 days	9 months
Warrant [Member] | Minimum [Member]
Expected Volatility		48.67%
Risk free Interest rates		0.81%
Warrant [Member] | Maximum [Member]
Expected Volatility		49.36%
Risk free Interest rates		1.13%
Warrant [Member]
Dividend yield		0.00%	0.00%
Expected Volatility			44.81%
Risk free Interest rates			2.36%
Expected lives (years)		5 years	5 years
Maximum [Member]
Risk free Interest rates		0.45%